Stockholders' equity (Details) (USD $)	1 Months Ended			12 Months Ended
	Nov. 30, 2011	Sep. 30, 2010	Jun. 30, 2010	Dec. 31, 2011 vote	Dec. 31, 2010
Stockholders' equity
Number of Votes per common and preferred class A stock share per person				1
Number of preferred special shares held with The Brazilian Government				12
Mandatory minimum dividend of annual adjusted net income under Brazilian GAAP, Common stockholders (as a percent)				0.25
Mandatory minimum dividend of annual adjusted net income under Brazilian GAAP, Preferred stockholders (as a percent)				0.25
Minimum Dividend percentage for preferred stockholders of the preferred capital				0.06
Dividend percentage for preferred stockholders if greater than 6%				0.03
Amount of shares held in treasury for subsequent sale or cancellation		$ 2,000,000,000
Number of common shares authorized in share buy-back plan		64,810,513
Number of preferred shares authorized in share buy-back plan		98,367,748
Common shares acquired					21,682,700
Preferred shares acquired					48,197,700
Debt conversion
Number of treasury stocks used for conversion (in shares)			75,435,238		75,435,238
Adjustments in additional paid in capital related to note conversion			1,379,000,000
Aggregate purchase price of shares repurchased	$ 3,000,000,000
Preferred Class A
Debt conversion
Shares acquired	81,451,900
Shares acquired average purchase price (in dollars per share)	$ 24.09
Repurchased shares expressed as percentage of free float of preferred shares	4.24%
Common stock
Debt conversion
Shares acquired	39,536,080
Shares acquired average purchase price (in dollars per share)	$ 26.25
Repurchased shares expressed as percentage of free float of preferred shares	3.10%
Rio and Rio P | Preferred Class A
Debt conversion
Number of converted shares			26,130,033
Rio and Rio P | Common stock
Debt conversion
Number of converted shares			49,305,205